Advances from the Federal Home Loan Bank (Tables)	12 Months Ended
Jun. 30, 2022
Federal Home Loan Banks [Abstract]
Schedule of advances from the federal home loan bank
(in thousands)	2022
2023	$26,680
2024	3,659
2025	3,643
2026	31
2027	22
2028	16
2029	11
2030-2033	4
$34,066